 Filed Pursuant to Rule 497
 File No. 333-215074
FS CREDIT INCOME FUND

Supplement dated July 22, 2019
to
Prospectus dated February 28, 2019

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Credit Income Fund (the “Fund”), dated February 28, 2019 (as may be supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.
You should carefully consider the “Types of Investments and Related Risks” beginning on page 58 of the Prospectus before you decide to invest in the Fund’s Shares.
Management of the Fund
On July 11, 2019, Grace Hutchinson resigned from her positions with FS Investments and its affiliates, including her role as a member of FS Credit Income Advisor’s investment committee.
On July 18, 2019, Brian Norcross was appointed as a member of FS Credit Income Advisor’s investment committee.
Following such resignation and appointment, FS Credit Income Advisor’s investment committee is comprised of four members: Michael Kelly, Daniel Picard, Kenneth Miller and Brian Norcross. All references to Grace Hutchinson in the Prospectus are hereby removed.
As a result of the foregoing, this supplement supplements the subsection of the Prospectus entitled “Management of the Fund—Investment Personnel” by replacing the second sentence of the first paragraph thereof in its entirety with the following:
“The members of FS Credit Income Advisor’s investment committee are Michael Kelly, Daniel Picard, Kenneth Miller and Brian Norcross.”
This supplement supplements the subsection of the Prospectus entitled “Management of the Fund—Investment Personnel” by inserting the following paragraph immediately before the last paragraph thereof:
Brian Norcross currently serves as a director for FS Investments’ due diligence and product development teams. Prior to joining FS Investments in 2016, Mr. Norcross spent three years with Hamilton Lane Advisors as a senior associate on the product and business development teams. Previously, Mr. Norcross spent four years at The Vanguard Group. Mr. Norcross earned his M.B.A., with a concentration in Finance, from Villanova University and his B.A. from Gettysburg College. Mr. Norcross also holds the Chartered Alternative Investment Analyst designation.

FS CREDIT INCOME FUND

Supplement dated July 22, 2019
to
Statement of Additional Information dated February 28, 2019

This supplement contains information which amends, supplements or modifies certain information contained in the Statement of Additional Information of FS Credit Income Fund (the “Fund”), dated February 28, 2019 (as may be supplemented or amended, the “SAI”). Capitalized terms used in this supplement have the same meanings as in the SAI, unless otherwise stated herein.
You should carefully consider the “Types of Investments and Related Risks” beginning on page 58 of the Prospectus before you decide to invest in the Fund’s Shares.
Management of the Fund
On July 11, 2019, Grace Hutchinson resigned from her positions with FS Investments and its affiliates, including her role as a member of FS Credit Income Advisor’s investment committee.
On July 18, 2019, Brian Norcross was appointed as a member of FS Credit Income Advisor’s investment committee.
Following such resignation and appointment, FS Credit Income Advisor’s investment committee is comprised of four members: Michael Kelly, Daniel Picard, Kenneth Miller and Brian Norcross. All references to Grace Hutchinson in the SAI are hereby removed.
As a result of the foregoing, this supplement supplements the subsection of the SAI entitled “Management of the Fund—Portfolio Management—Other Accounts Managed by Portfolio Managers” by inserting the following in the table of such subsection in the appropriate alphabetical order:
Brian Norcross
Registered Investment Companies	—	—	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	—	—	—	—
This supplement supplements the subsection of the SAI entitled “Management of the Fund—Portfolio Management—Securities Ownership of Portfolio Managers” by inserting the following in the table of such subsection in the appropriate alphabetical order:
Brian Norcross None